SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2021
SEGMENT INFORMATION
SEGMENT INFORMATION

24.         SEGMENT INFORMATION

The Group’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer of the Company, who reviews financial information of operating segments when making decisions about allocating resources and assessing performance of the Group. An operating segment is a component of the Group that engages in business activities from which it may earn revenues and incur costs, and is identified on the basis of the internal financial reports that are provided to and regularly reviewed by the Group’s CODM.

The Group has four operating segments, including PRC kindergartens, PRC play-and-learn centers, Singapore kindergartens, student care centers and others, and others.

The Group’s CODM evaluates performance based on each reporting segment’s revenue, costs of revenues and gross profit (loss). Revenues, cost of revenues and gross profits (loss) by segment are presented below. Separate financial information of operating income by segment is not available.

	Years ended December 31,
	2019	2020	2021
Net revenues:
PRC kindergartens	131,427	68,319	128,402
PRC play-and-learn centers	24,901	12,215	13,254
Singapore kindergartens, student care centers and others	19,073	25,964	31,007
Others	6,882	3,217	7,650
Total net revenues	182,283	109,715	180,313

Cost of revenues:
PRC kindergartens	113,315	78,901	106,566
PRC play-and-learn centers	14,269	8,610	8,634
Singapore kindergartens, student care centers and others	16,200	21,513	25,362
Others	11,750	7,877	8,580
Total cost of revenues	155,534	116,901	149,142

Gross profit (loss)
PRC kindergartens	18,112	(10,582)	21,836
PRC play-and-learn centers	10,632	3,605	4,620
Singapore kindergartens, student care centers and others	2,873	4,451	5,645
Others	(4,868)	(4,660)	(930)
Total gross profit (loss)	26,749	(7,186)	31,171

The Group’s CODM does not review the financial position by operating segments, thus total assets by operating segment are not presented.

24.         SEGMENT INFORMATION - continued

Geographical information

The Company’s operations are located in the PRC and Singapore. The Company’s revenues and long lived assets by geographic areas (based on location of customers) are detailed below:

	Years ended December 31,
	2019	2020	2021
Net Revenues:
PRC	163,210	83,751	149,306
Singapore	19,073	25,964	31,007
	182,283	109,715	180,313

	As of December 31,
	2020	2021
Long-lived assets:
PRC	128,206	102,769
Singapore	15,600	13,992
	143,806	116,761